UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: March 31, 2002

  Check here if Amendment {X}; Amendment Number: _2_
      This Amendment (Check only one.):  { } is a restatement.
                                         {X} adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 399 Park Avenue,
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Ali L. Karshan
  Title:  Assistant Secretary
  Phone:  (212) 559-1000

  Signature, Place, and Date of Signing:


  /s/ Ali L. Karshan              New York, New York    June 22, 2005

  Report Type (Check only one.):
  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:  		 4
  Form 13F Information Table Entry Total:        1
  Form 13F Information Table Value Total:       $0


  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.  Form 13F File Number   Name
   9   28-45                  Citicorp
  10   28-4349                Citicorp Banking Corporation
  11   28-6221                Citicorp Funding, Inc.
  15   28-5343                Citigroup Holdings Company

                                                                   FORM 13F INFORMATION TABLE
                            TITLE              VALUE   SHARES/   SH/ PUT/ INVSTMT       OTHER               VOTING AUTHORITY
      NAME OF ISSUER        CLASS     CUSIP   (X$1000) PRN AMT   PRN CALL DSCRETN      MANAGERS          SOLE     SHARED     NONE
-------------------------- -------- --------- -------- --------- --- ---- ------- -------------------- --------- --------- ---------
METROMEDIA FIBER NETWORK I EQUITY   591689104        0      1300 SH       DEFINED           9,10,11,15      1300         0         0